INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2023 and December 31, 2022, is comprised of the following:

	June 30, 2023	December 31, 2022
Finished products	5,650	5,906
Production in process	4,970	5,343
Raw materials	6,999	6,639
Manufacturing supplies, spare parts and other [1]	2,417	2,199
Total	20,036	20,087
1.Manufacturing supplies, spare parts and other consist of spare parts of 1.7 billion and manufacturing and other of 0.7 billion as of June 30, 2023. Manufacturing supplies, spare parts and other consist of spare parts of 1.5 billion and manufacturing and other of 0.7 billion as of December 31, 2022.